Revenues (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Revenues	$ 2,864,900	$ 2,508,600	$ 8,623,500	$ 7,245,100	$ 9,775,200	$ 7,784,400
Benchtop Laboratory Equipment
Revenues	2,434,600	2,365,700	7,465,700	6,803,300	9,043,600	6,783,600
Foreign Sales	783,600	942,200	2,814,700	2,724,800	3,483,700	2,589,800
Bioprocessing Systems
Revenues	430,300	142,900	1,157,800	441,800	731,600	1,000,800
Foreign Sales	269,700	102,600	791,200	395,000	684,600	1,000,400
Consolidated
Revenues	2,864,900	2,508,600	8,623,500	7,245,100	9,775,200	7,784,400
Foreign Sales	$ 1,053,300	$ 1,044,800	$ 3,605,900	$ 3,119,800	$ 4,168,300	$ 3,590,200